Contract liabilities (Details) - CAD ($)	12 Months Ended
	Aug. 31, 2023	Aug. 31, 2022
Contract liabilities
Opening balance	$ 1,029,318	$ 898,713
Payments received in advance	3,330,235	2,502,080
Boat sale deposits	151,572	87,609
Payments reimbursed	(8,131)	(2,615)
Transferred to revenues	(2,718,943)	(2,475,307)
Currency translation	31,680	18,838
Closing balance	$ 1,815,731	$ 1,029,318